UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02575

Morgan Stanley Liquid Asset Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6963

Date of fiscal year end:	August 31, 2009

Date of reporting period:	November 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments • November 30, 2008 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATE	VALUE

	Commercial Paper (43.9%)
	Asset-Backed - Consumer (12.1%)
$263,032	Barton Capital LLC (a)	1.00 - 1.50%	12/05/08 - 01/23/09	$262,512,798
59,814	Jupiter Securitization (a)	1.40 - 2.20	12/09/08 - 01/22/09	59,747,669
230,000	Old Line Funding, LLC (a)	1.10 - 2.00	12/05/08 - 01/23/09	229,831,791
93,000	Park Avenue Rec Co LLC (a)	1.00 - 1.50	12/05/08 - 12/12/08	92,973,861
20,000	Salisbury Receivables Co. (a)	1.00	12/09/08	19,994,444
				665,060,563
	Asset-Backed - Corporate (1.5%)
55,000	Amsterdam Funding Corp. (a)	1.06	12/15/08	54,974,089
30,000	Atlantis One Funding (a)	0.65	12/01/08	29,998,917
				84,973,006
	Asset-Backed - Diversified (9.1%)
197,000	Falcon Asset Securities (a)	1.40 - 1.75	12/04/08 - 01/23/09	196,711,486
40,000	Kitty Hawk Funding Corp (a)	2.75	12/11/08	39,963,333
30,000	Ranger Funding Co. LLC (a)	1.40 - 3.95	12/10/08 - 01/22/09	49,921,792
185,000	Sheffield Receiving Corp (a)	0.95 - 2.95	12/03/08 - 01/23/09	184,846,931
27,000	Yorktown Capital LLC (a)	1.45	01/21/09	26,942,363
				498,385,904
	Banking (3.7%)
75,000	Bank of America Corp.	2.86	12/11/08	74,928,375
125,000	Citigroup Funding Inc.	2.91	12/04/08 - 12/05/08	124,945,438
				199,873,813
	Financial Conglomerates (2.1%)
115,000	General Electric Capital Corp.	2.45 - 2.72	12/08/08 - 12/30/08	114,817,131

	Insurance (0.6%)
31,500	ING America Insurance Holding Inc.	2.76	12/05/08	31,485,510

	International Banks (14.8%)
170,000	BNP Paribas Finance Inc	0.68	12/01/08 - 12/23/08	169,909,039
27,550	Barclays US Funding LLC	2.81	12/09/08	27,528,496
50,000	Calyon North America Inc.	1.35	12/22/08	49,956,875
23,000	Intesa Funding LLC	2.89	12/08/08	22,983,383
25,000	Royal Bank of Scotland Group (a)	3.06	03/16/09	24,772,625
262,000	Societe Generale N.A., Inc.	1.40 - 2.85	12/15/08 - 12/29/08	261,755,141
253,000	UBS Finance (Delaware) LLC	1.35 - 2.84	12/05/08 - 12/22/08	252,812,751
				809,718,309

	Total Commercial Paper (Cost $2,404,314,235)			2,404,314,235

	Certificates of Deposit (14.8%)
	International Banks
75,000	Allied Irish Banks PLC	2.92	12/30/08	75,000,640
100,000	Banco Bilbao Vizcaya Argentaria	3.07	12/30/08	100,005,760
77,000	Banco Santander Central Hispano SA	3.01	12/18/08	76,999,970
200,000	Calyon - NY	2.72 - 3.17	12/10/08 - 3/13/09	200,000,000
75,000	Credit Industrial	3.00	12/12/08	75,000,000
110,000	Intesa Bank Ireland PLC	2.91	12/09/08	110,000,000
144,000	Royal Bank of Scotland PLC	2.88 - 3.15	12/15/08 - 2/23/09	143,998,312
30,000	Skandinaviska Enskilda	2.89	12/29/08	30,000,248
	Total Certificates of Deposit (Cost $811,004,929)			811,004,929

	Floating Rate Notes (9.6%)
	Domestic Banks(0.7%)
41,000	Wachovia Bank, NA	4.41(b)	02/04/09(c)	41,000,000

	Finance-Auto (1.6%)
85,000	Toyota Motor Credit Corp.	1.77(b)	07/10/09(c)	85,000,000

	International Banks (7.3%)
50,000	Bank of Nova Scotia - NY	3.10(b)	05/06/09(c)	50,000,000
165,000	Barclays Bank PLC	1.90 - 3.26(b)	04/14/09 - 07/20/09(c)	165,000,000
43,000	Deutsche Bank AG	3.41(b)	01/21/09(c)	43,000,000
63,000	KBC Bank NV - NY	1.77(b)	12/16/08(c)	63,000,000
78,000	Royal Bank of Scotland plc	2.17(b)	01/09/09(c)	78,000,573
				399,000,573

	Total Floating Rate Notes (Cost $525,000,573)			525,000,573

	Repurchase Agreement (31.2%)
400,000	Banc of America Securities Inc. (dated 11/28/08; proceeds $400,010,000; fully collateralized by Federal National Mortgage Assoc. 0.00% due 01/30/09, value at $408,000,200.) (Cost $400,000,000)	0.30	12/01/08	400,000,000

955,000	Barclays Capital, Inc. (dated 11/28/08; proceeds $955,019,896; fully collateralized by Federal National Mortgage Assoc. 5.00% - 6.00% due 04/01/33 - 11/01/38, Federal Home Loan Mortgage Corp 5.00% - 6.00% due 07/01/37 - 11/01/38, value at $983,650,000.) (Cost $955,000,000)	0.25	12/01/08	955,000,000

350,000	BNP Paribas Securities Corp. (dated 11/28/08; proceeds $350,008,750; fully collateralized by Federal National Mortgage Assoc. 4.84% - 6.21% due 08/01/36 - 10/01/38 and Federal Home Loan Mortgage Corp. 5.51% - 5.98% due 08/01/36 - 09/01/38 valued at $360,500,000) (Cost $350,000,000)	0.30	12/01/08	350,000,000

	Total Repurchase Agreements (Cost $1,705,000,000)			1,705,000,000

	Total Investments (Cost $5,445,319,737) (d)		99.5%	5,445,319,737

	Other Assets in Excess of Liabilities		0.5	28,173,699

	Net Assets		100.0%	$5,473,493,436

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate shown is the rate in effect at November 30, 2008.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

MS Liquid Asset Fund

Notes to the Portfolio of Investments

FAS 157

11/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at November 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$5,445,319,737	—	$5,445,319,737	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 20, 2009

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 20, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2009